UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 118.8%
Corporate — 5.4%
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT,
5.50%, 1/01/24 (a)	$ 1,500	$ 1,537,710
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	4,000	3,983,360
New York State Energy Research &
Development Authority, RB, Lilco
Project, Series A (NPFGC), 5.15%,
3/01/16	1,000	1,015,110
New York State Energy Research &
Development Authority, Refunding RB,
Brooklyn Union Gas/Keyspan, Series
A, AMT (FGIC), 4.70%, 2/01/24	3,340	3,382,218
Suffolk County Industrial Development
Agency New York, RB, Keyspan, Port
Jefferson, AMT, 5.25%, 6/01/27	4,355	4,271,906
Suffolk County Industrial Development
Agency New York, Refunding RB,
Ogden Martin System Huntington,
AMT (AMBAC):
6.15%, 10/01/11	5,000	5,089,950
6.25%, 10/01/12	3,530	3,767,428
		23,047,682
County/City/Special District/School District — 32.3%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp., Series
A (AGM), 4.63%, 10/01/40	4,975	4,477,649
Erie County Industrial Development
Agency, RB, City School District of
Buffalo Project, Series A, 5.25%,
5/01/31 (b)	1,000	1,045,580
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	2,150	1,920,380
(FGIC), 5.00%, 2/15/47	6,250	5,582,500
(NPFGC), 4.50%, 2/15/47	14,505	12,084,115
New York City Industrial Development
Agency, PILOT, RB:
CAB, Yankee Stadium (AGC), 6.54%,
3/01/39 (c)	1,380	254,900

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (continued)
New York City Industrial Development
Agency, PILOT, RB :
Queens Baseball Stadium (AGC),
6.38%, 1/01/39	$ 800	$ 817,520
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	4,000	3,355,440
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/46	4,200	3,424,554
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/31	3,500	3,041,605
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/36	12,740	10,823,140
Yankee Stadium (FGIC), 5.00%,
3/01/46	9,500	8,381,280
Yankee Stadium (NPFGC), 5.00%,
3/01/36	3,450	3,165,651
New York City Transitional Finance
Authority, RB:
Fiscal 2008, Series S-1,
4.50%, 1/15/38	1,510	1,416,365
Fiscal 2009, Series S-1 (AGC),
5.50%, 7/15/38	4,000	4,179,240
Fiscal 2009, Series S-4 (AGC),
5.50%, 1/15/39	1,250	1,310,113
Future Tax Secured, Series C (FGIC),
5.00%, 2/01/33	10,000	10,041,400
Future Tax Secured, Series E
(NPFGC), 5.25%, 2/01/22 (d)	2,455	2,644,821
Future Tax Secured, Series E
(NPFGC), 5.25%, 2/01/22	45	47,384
Series B (NPFGC), 5.50%, 2/01/13	110	111,566
Series S-2 (AGM), 5.00%, 1/15/37	3,750	3,790,050
Series S-2 Series S-2 (NPFGC)
(FGIC), 4.25%, 1/15/34	4,830	4,441,813
New York City Transitional Finance
Authority, Refunding RB, Series A
(FGIC), 5.00%, 11/15/26	1,000	1,033,670
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,108,274
5.00%, 11/15/35	19,150	18,700,549
5.00%, 11/15/44	4,955	4,715,673

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2011	1

 BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State Dormitory Authority,
Refunding RB, School Districts
Financing Program, Series A (AGM),
5.00%, 10/01/35	$ 5,000	$ 5,054,700
Oneida-Herkimer Solid Waste
Management Authority New York,
Refunding RB (AGM), 5.50%, 4/01/13	1,800	1,945,206
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.00%, 10/15/32	14,175	14,504,994
Syracuse Industrial Development
Agency New York, RB, Carousel Center
Project, Series A, AMT (Syncora),
5.00%, 1/01/36	5,350	3,932,090
		138,352,222
Education — 15.1%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	4,050	3,998,281
Madison County Industrial Development
Agency New York, RB, Colgate
University Project, Series A (AMBAC),
5.00%, 7/01/30	4,000	4,099,160
New York City Industrial Development
Agency, Refunding RB, Nightingale-
Bamford School (AMBAC), 5.25%,
1/15/17	1,200	1,266,924
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-4
(AGC), 5.50%, 1/15/33	3,000	3,177,720
New York State Dormitory Authority,
LRB, State University Dormitory
Facilities, Series A, 5.00%, 7/01/40	1,500	1,524,030
New York State Dormitory Authority, RB:
Convent Sacred Heart (AGM),
5.75%, 11/01/40	1,770	1,843,207
Cornell University, Series A,
5.00%, 7/01/40	1,000	1,039,930
Fordham University, Series A,
5.00%, 7/01/28	175	180,448
Fordham University, Series A,
5.50%, 7/01/36	1,375	1,426,659
Mount Sinai School of
Medicine, 5.13%, 7/01/39	1,000	990,400
Mount Sinai School of Medicine at
NYU (NPFGC), 5.00%, 7/01/35	5,100	5,015,595
New York University, Series 1
(AMBAC), 5.50%, 7/01/40	3,500	3,803,380
New York University, Series A,
5.00%, 7/01/38	2,000	2,026,100
New York University, Series A
(AMBAC), 5.00%, 7/01/37	3,000	3,031,200

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB:
Rockefeller University, Series
A1, 5.00%, 7/01/32 (a)	$ 1,790	$ 1,804,750
Siena College, 5.13%,
7/01/39	1,345	1,374,846
The New School (AGM), 5.50%,
7/01/43	5,475	5,648,448
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, Series A
(AMBAC), 5.63%, 7/01/31 (d)	3,000	3,073,260
Tompkins County Development Corp.,
RB, Ithaca College Project (AGM):
5.25%, 7/01/36	700	709,436
5.50%, 7/01/33	500	523,480
Trust for Cultural Resources, RB,
Carnegie Hall Series A:
4.75%, 12/01/39	3,150	3,026,425
5.00%, 12/01/39	1,850	1,847,206
Trust for Cultural Resources, Refunding
RB, American Museum of Natural
History, Series A (NPFGC), 5.00%,
7/01/36	6,300	6,348,006
Westchester County Industrial
Development Agency New York, RB,
Purchase College Foundation
Housing, Series A (AMBAC), 5.75%,
12/01/31	7,000	7,011,270
		64,790,161
Health — 8.5%
Dutchess County Industrial
Development Agency, RB, Vassar
Brothers Medical Center (AGC),
5.50%, 4/01/34	500	504,680
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 5.50%, 8/15/40	3,925	4,086,749
New York City Health & Hospital Corp.,
Refunding RB, Health System, Series
A, 5.00%, 2/15/30	1,800	1,789,056
New York City Industrial Development
Agency, RB, Royal Charter, New York
Presbyterian (AGM), 5.75%,
12/15/29	7,965	8,270,776
New York State Dormitory Authority,
MRB, Montefiore Hospital (NPFGC),
5.00%, 8/01/33	1,000	1,000,930
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%,
3/15/38	2,250	2,302,290
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	5,500	5,555,110
New York & Presbyterian Hospital
(AGM), 5.25%, 2/15/31	1,500	1,538,535

2 BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2011

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB :
New York & Presbyterian Hospital
(AGM), 5.00%, 8/15/36	$ 4,000	$ 4,010,280
North Shore-Long Island
Jewish Health System, Series
A, 5.50%, 5/01/37	1,825	1,827,227
NYU Hospital Center, Series A,
5.75%, 7/01/31	2,680	2,729,178
NYU Hospital Center, Series A,
6.00%, 7/01/40	1,800	1,833,948
New York State Dormitory Authority,
Refunding RB, St. Luke’s Roosevelt
Hospital (FHA), 4.90%, 8/15/31	1,000	961,470
		36,410,229
Housing — 5.3%
New York City Housing Development
Corp., RB, AMT:
Series A-1-A, 5.00%,
11/01/30	750	703,005
Series A-1-A, 5.45%,
11/01/46	1,335	1,210,324
Series C, 5.00%, 11/01/26	1,250	1,248,613
Series C, 5.05%, 11/01/36	2,000	1,849,180
Series H-1, 4.70%, 11/01/40	1,000	884,250
Series H-2-A, 5.20%,
11/01/35	835	780,282
Series H-2-A, 5.35%, 5/01/41	600	546,828
New York Mortgage Agency, RB, Series
145, AMT, 5.13%, 10/01/37	1,000	961,520
New York Mortgage Agency, Refunding
RB:
Homeowner Mortgage, Series 67
AMT (NPFGC), 5.70%, 10/01/17	2,140	2,142,675
Homeowner Mortgage, Series 83
(NPFGC), 5.55%, 10/01/27	2,100	2,100,945
Series 133, AMT, 4.95%,
10/01/21	685	694,789
Series 143, AMT, 4.85%,
10/01/27	1,085	1,024,066
Series 143, AMT, 4.90%,
10/01/37	950	879,824
Series 143 AMT (NPFGC), 4.85%,
10/01/27	2,000	1,934,140
Series 82 AMT (NPFGC), 5.65%,
4/01/30	815	815,163
Series 97, AMT, 5.50%,
4/01/31	805	804,984
New York State HFA, RB, St. Philip's
Housing, Series A, AMT (Fannie Mae),
4.65%, 11/15/38	1,000	904,230
Yonkers Economic Development Corp.,
Refunding RB, Riverview II (Freddie
Mac), 4.50%, 5/01/25	1,500	1,478,595

	Par
Municipal Bonds	(000)	Value
New York (continued)
Housing (concluded)
Yonkers Industrial Development Agency
New York, RB, Monastery Manor
Associates LP Project, AMT (SONYMA),
5.25%, 4/01/37	$ 2,000	$ 1,881,480
		22,844,893
State — 10.5%
New York State Dormitory Authority,
ERB, Series C, 5.00%, 12/15/31	2,320	2,413,148
New York State Dormitory Authority, RB:
Master BOCES Program Lease
(AGC), 5.00%, 8/15/28	250	261,448
Mental Health Facilities,
Series B, 5.25%, 2/15/14 (d)	1,550	1,732,667
Mental Health Services Facilities
Improvement, Series B (AGM),
5.00%, 2/15/33	4,500	4,659,255
Mental Health Services Facilities,
Series C AMT (AGM), 5.40%,
2/15/33	5,650	5,642,316
School Districts Financing Program,
Series A (AGM), 5.00%, 10/01/35	450	454,347
School Districts Financing Program,
Series C (AGM), 5.00%, 10/01/37	2,500	2,517,375
School Districts Financing Program,
Series D (NPFGC), 5.00%,
10/01/30	1,240	1,246,262
School Districts Financing Program,
Series E (NPFGC), 5.75%,
10/01/30	6,900	7,187,109
New York State Dormitory Authority,
Refunding RB, Secured Hospital,
North General Hospital (Syncora),
5.75%, 2/15/17	2,000	2,062,860
New York State Thruway Authority, RB:
Second General, Series B,
5.00%, 4/01/27	1,000	1,062,880
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,172,323
New York State Urban Development
Corp., RB (NPFGC):
Personal Income Tax, Series C-
1, 5.00%, 3/15/13 (d)	3,000	3,243,240
State Personal Income Tax,
State Facilities, Series A-1,
5.00%, 3/15/29	2,000	2,053,760
State of New York, GO, Series A, 4.75%,
2/15/37	1,000	1,013,140
		44,722,130
Tobacco — 4.5%
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed, Series A-
1 (AMBAC):
5.25%, 6/01/20	5,000	5,286,700
5.25%, 6/01/21	13,275	13,969,548
		19,256,248

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2011	3

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Transportation — 26.5%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	$ 7,370	$ 6,890,582
Series A (NPFGC), 5.00%, 2/15/47	305	285,160
Series A (AGM), 5.00%, 2/15/47	10,050	9,405,292
Metropolitan Transportation Authority,
RB, Series 2008c, 6.50%, 11/15/28	6,015	6,921,641
Metropolitan Transportation Authority,
Refunding RB:
Series A, 5.13%, 1/01/29	4,000	4,020,120
Series A (FGIC), 5.25%, 11/15/31	2,500	2,509,300
Series B, 5.00%, 11/15/34	2,500	2,544,800
Series C (AGM), 4.75%, 7/01/16 (d)	2,535	2,658,049
Transportation, Series F (NPFGC),
5.25%, 11/15/12 (d)	6,300	6,749,253
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,075,100
Series G (AGM), 4.75%, 1/01/29	1,250	1,283,538
Series G (AGM), 4.75%, 1/01/30	1,030	1,037,941
Series G (AGM), 5.00%, 1/01/32	5,225	5,303,741
Niagara Falls Bridge Commission,
Refunding RB, Bridge System, Series
A (AGC), 4.00%, 10/01/19	1,600	1,701,168
Port Authority of New York & New
Jersey, RB:
Consolidated, 160th Series,
4.13%, 9/15/32	2,310	2,192,005
Consolidated, 161st Series,
4.50%, 10/15/37	1,000	964,040
Consolidated, 163rd Series,
5.00%, 7/15/35	2,500	2,569,925
Special Project, JFK International Air
Terminal, Series 6 AMT (NPFGC),
6.25%, 12/01/11	3,000	3,041,280
Special Project, JFK International Air
Terminal, Series 6 AMT (NPFGC),
5.75%, 12/01/22	26,725	25,923,517
Special Project, JFK International Air
Terminal, Series 6 AMT (NPFGC),
5.90%, 12/01/17	4,000	4,000,320
Special Project, JFK International Air
Terminal, Series 6 AMT (NPFGC),
6.25%, 12/01/15	7,830	8,216,880
Triborough Bridge & Tunnel Authority,
RB:
Sub-Series A (NPFGC), 5.25%,
11/15/30	6,000	6,135,600
Subordinate Bonds (AMBAC),
5.00%, 11/15/28	2,465	2,515,113
Triborough Bridge & Tunnel Authority,
Refunding RB, Series C, 5.00%,
11/15/38	1,385	1,415,221
		113,359,586
Utilities — 10.7%
Long Island Power Authority, RB, Series
A (AMBAC), 5.00%, 9/01/29	3,000	3,028,410

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Utilities (concluded)
Long Island Power Authority, Refunding
RB:
General, Series A (AGC), 6.00%,
5/01/33	$ 1,500	$ 1,645,260
General, Series B (AGM), 5.00%,
12/01/35	3,500	3,532,340
Series A (AGC), 5.75%, 4/01/39	1,000	1,069,430
New York City Municipal Water Finance
Authority, RB:
Series A (NPFGC), 5.75%, 6/15/11 (d)	8,000	8,017,120
Series B, 5.00%, 6/15/36	3,500	3,537,170
Series DD, 5.00%, 6/15/32	5,750	5,953,262
Series DD (AGM), 4.50%, 6/15/39	2,500	2,385,025
Series G (AGM), 5.00%, 6/15/34	6,475	6,476,878
New York City Municipal Water Finance
Authority, Refunding RB:
2nd General Resolution, Fiscal
2011, Series BB, 5.00%,
6/15/31	1,000	1,051,190
Series A (AGM), 4.25%, 6/15/39	2,200	2,029,192
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,256,813
Series F (AGM), 5.00%, 6/15/29	500	500,425
New York State Environmental Facilities
Corp., RB, Long Island Water Corp.
Project, Series A, AMT (NPFGC),
4.90%, 10/01/34	6,000	5,491,260
		45,973,775
Total Municipal Bonds in New York		508,756,926
Guam — 1.6%
Transportation — 1.1%
Guam International Airport Authority,
Refunding RB, General, Series C, AMT
(NPFGC):
5.25%, 10/01/21	3,700	3,710,064
5.25%, 10/01/22	1,050	1,052,142
		4,762,206
Utilities — 0.5%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	2,400	2,246,568
Total Municipal Bonds in Guam		7,008,774
Puerto Rico — 17.6%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub, Series A (AGM), 5.00%,
8/01/40	1,905	1,845,202
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.76%, 8/01/41 (c)	11,000	1,522,070
		3,367,272

4 BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2011

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (continued)
Housing — 0.7%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	$ 3,000	$ 3,023,220
State — 6.5%
Commonwealth of Puerto Rico, GO,
Public Improvement, Series A (AGM),
6.00%, 7/01/34	500	519,515
Commonwealth of Puerto Rico, GO,
Refunding:
Public Improvement, Series A
(NPFGC), 5.50%, 7/01/20	1,970	2,068,993
Public Improvement, Series A-4
(AGM), 5.25%, 7/01/30	1,300	1,307,722
Sub-Series C-7 (NPFGC), 6.00%,
7/01/27	2,000	2,072,120
Sub-Series C-7 (NPFGC), 6.00%,
7/01/28	4,000	4,122,880
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (c):
(AMBAC), 4.66%, 7/01/34	9,300	1,789,320
(AMBAC), 4.67%, 7/01/37	2,200	328,438
(FGIC), 4.62%, 7/01/31	10,280	2,605,774
(FGIC), 4.66%, 7/01/33	5,500	1,158,575
Puerto Rico Convention Center
Authority, RB, Series A (AMBAC),
5.00%, 7/01/31	3,270	2,994,503
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGM), 5.50%, 7/01/31	1,855	1,912,041
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	2,500	2,576,800
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub, Series A:
5.63%, 8/01/30	1,000	1,008,960
5.75%, 8/01/37	3,000	3,025,380
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.98%, 8/01/43 (c)	2,500	299,475
		27,790,496
Transportation — 7.0%
Puerto Rico Highway & Transportation
Authority, RB:
Series Y (AGM), 6.25%, 7/01/21 (a)	5,025	5,684,330
Subordinate (FGIC), 5.25%,
7/01/17	4,800	4,919,088
Puerto Rico Highway & Transportation
Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	6,350	6,363,526
Series CC (AGM), 5.50%, 7/01/29	2,145	2,235,133
Series D, 5.75%, 7/01/12 (d)	10,000	10,582,200
		29,784,277

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities — 2.6%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A (AGC),
5.13%, 7/01/47	$ 8,925	$ 8,265,532
Puerto Rico Electric Power Authority, RB:
Series NN, 5.13%, 7/01/13 (d)	940	1,027,927
Series RR (NPFGC), 5.00%,
7/01/24	1,000	999,960
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/30	1,000	976,410
		11,269,829
Total Municipal Bonds in Puerto Rico		75,235,094
Total Municipal Bonds – 138.0%		591,000,794
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
New York — 32.2%
County/City/Special District/School District — 7.9%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,800	7,267,432
Sub-Series C-3 (AGC), 5.75%,
8/15/28	10,000	11,155,600
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.25%, 7/01/29	5,000	5,328,300
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC):
5.25%, 10/15/27	4,750	5,031,223
5.00%, 10/15/32	4,750	5,031,224
		33,813,779
Education — 1.3%
New York State Dormitory Authority, RB,
New York University, Series A, 5.00%,
7/01/38	5,498	5,570,208
State — 1.3%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	5,000	5,485,600
Transportation — 20.1%
Metropolitan Transportation Authority,
RB, Series A (NPFGC), 5.00%,
11/15/31	7,002	7,105,203
Metropolitan Transportation Authority,
Refunding RB, Series A (AGM):
5.00%, 11/15/30	5,010	5,028,687
5.75%, 11/15/32	29,000	29,794,890
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	12,000	12,180,840
New York State Thruway Authority,
Refunding RB, Series H (AGM), 5.00%,
1/01/37	8,500	8,594,605

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2011	5

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey,
RB, Consolidated, 155th Series, AMT
(AGM), 5.13%, 7/15/30	$ 2,500	$ 2,534,100
Triborough Bridge & Tunnel Authority,
Refunding RB (NPFGC):
5.00%, 11/15/32	8,309	8,359,661
5.25%, 11/15/23	12,000	12,503,040
		86,101,026
Utilities — 1.6%
New York City Municipal Water Finance
Authority, RB:
Fiscal 2009, Series A, 5.75%,
6/15/40	4,004	4,368,649
Series FF-2, 5.50%, 6/15/40	2,399	2,558,022
		6,926,671
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 32.2%		137,897,284
Total Long-Term Investments
(Cost – $733,960,160) – 170.2%		728,898,078
Short-Term Securities	Shares
Money Markets — 1.7%
BIF New York Municipal Money Fund
(f)(g)	7,493,240	7,493,240
New York — 0.1%
City of New York New York, GO,
VRDN, Sub-Series A-6 (AGM
Insurance, Dexia Credit Local
SBPA), 0.45% (h)	375,000	375,000
Total Short-Term Securities
(Cost – $7,868,241) – 1.8%		7,868,240
Total Investments
(Cost - $741,828,401*) – 172.0%		736,766,318
Other Assets Less Liabilities – 1.6%		6,904,814
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (16.8)%		(71,752,574)
Preferred Shares, at Redemption Value – (56.9)%		(243,640,532)
Net Assets Applicable to Common Shares – 100.0% $		428,278,026

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 670,187,653
Gross unrealized appreciation	$ 16,758,375
Gross unrealized depreciation	(21,892,310)
Net unrealized depreciation	$ (5,133,935)

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Citigroup Global Markets	$ 1,045,580	$ 160

(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	May 31,
Affiliate	2010	Activity	2011	Income
BIF New York
Municipal
Money Fund	8,738,117	(1,244,877)	7,493,240	$1,528

(g) Represents the current yield as of report date.
(h) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

• Financial futures contracts sold as of May 31, 2011 were as follows:

			Notional	Unrealized
Contracts	Issue	Exchange	Expiration Value	Depreciation
176	Long-Term	Chicago
	Treasury	Board of	September
	Bond	Trade	2011 $21,924,041	$(48,459)

•For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-
classifications for reporting ease.

6 BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2011

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Schedule of Investments (concluded)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—- $728,898,078		— $ 728,898,078
Short-Term
Securities	$ 7,493,240	375,000	—	7,868,240
Total	$ 7,493,240 $729,273,078		— $ 736,766,318
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs Level 1		Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$ (48,459)	—	—	$ (48,459)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	MAY 31, 2011	7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: July 26, 2011